Restricted Cash	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
RESTRICTED CASH
7.	RESTRICTED CASH

Restricted cash represents cash pledged with banks, other financial institutions, and other guaranteed creditors as guarantor deposit for the Company’s guarantee service customers. The banks, other financial institutions, or other guaranteed creditors providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit usually in the range of 10% to 20% of the guaranteed amount, and the other financial institutions requires of a cash deposit of 50% of the guaranteed amount. The deposits are released after the guaranteed loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

At the same time, the Company requires the guarantee service customers to make a deposit to the Company of the same amount as the deposit the Company pledged to the banks, other financial institutions, and other guaranteed creditors for their loans if the customer does not pledge or collateralize other assets with the Company. The Company recorded the deposit received as restricted cash on the consolidated balance sheet. The deposit is returned to the customer after the customer repays the loan and the Company’s guarantee obligation expires.

As of December 31, 2020, the Company’s restricted cash is comprised of:

December 31, 2020
Restricted cash in banks and other financial institutions	$16,986,667
Restricted cash in other guaranteed creditors	8,888,889
$25,875,556